Net Changes in the Total Valuation Allowance for Deferred Tax Assets (Detail) (Valuation allowance for deferred tax assets)	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	$ (91,473,000)	¥ (7,606,000,000)	¥ (7,026,000,000)	¥ (6,455,000,000)
Additions	(18,461,000)	(1,535,000,000)	(1,693,000,000)	(1,719,000,000)
Deductions	34,949,000	2,906,000,000	1,113,000,000	1,178,000,000
Impact of acquisition of companies				(30,000,000)
Valuation allowance at end of year	$ (74,985,000)	¥ (6,235,000,000)	¥ (7,606,000,000)	¥ (7,026,000,000)